Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,477,219.21
Previously Paid Amount	4,623.20
Total Fee Amount	4,623.20
Total Offset Amount	0.00
Net Fee	$ 0.00